Cover Page	Apr. 26, 2022
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	TENON MEDICAL, INC.
Entity Central Index Key	0001560293
Amendment Flag	false
Entity File Number	001-41364
Entity Tax Identification Number	45-5574718
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	104 Cooper Court
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	408
Local Phone Number	649-5760
Document Period End Date	Apr. 26, 2022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TNON
Security Exchange Name	NASDAQ